INVESTMENTS IN AFFILIATE - Ownership interest of Hilli LLC (Details)	Jul. 12, 2018
Keppel Shipyard Limited (“Keppel”) | Hilli
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)	5.00%
Black and Veatch (“B&V”) | Hilli
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)	0.40%
Hilli
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Hilli | Golar
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	44.60%